Business Combination, Goodwill, and Intangible Assets, Net. - Schedule of Purchase Price Allocation for the Acquisition (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Purchase Price Allocation for the Acquisition [Line Items]
Business acquisitions, net of cash acquired	$ 2,477
Technology [Member]
Schedule of Purchase Price Allocation for the Acquisition [Line Items]
Business acquisitions, net of cash acquired	1,048
Customer relationships [Member]
Schedule of Purchase Price Allocation for the Acquisition [Line Items]
Business acquisitions, net of cash acquired	887
Short term and long term IIA liability [Member]
Schedule of Purchase Price Allocation for the Acquisition [Line Items]
Business acquisitions, net of cash acquired	(701)
Goodwill [Member]
Schedule of Purchase Price Allocation for the Acquisition [Line Items]
Business acquisitions, net of cash acquired	$ 1,243